Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Schedule of Information of Entities Included in Consolidated Financial Statements

The consolidated financial statements include the following entities:

Highlander Silver Corp.	100%	Parent company
Pacific West Exploration Services Inc.	100%	Exploration company
Cappex Mineral Ventures Inc.	100%	Holding company
Cappex Exploraciones S.A.C.	100%	Exploration company
Reliant Ventures S.A.C.	100%	Exploration company
San Luis Resource (BVI) Inc.	100%	Holding company
San Luis Minerals (BVI) Inc.	100%	Holding company
Silver Standard Peru (BVI) Inc.	100%	Holding company